Exhibit 99.1

LEAF Receivables Funding 11, LLC
Equipment Contract Backed Notes, Series 2016-1
Sample Receivables Agreed-Upon Procedures

Report To:
LEAF Commercial Capital, Inc.
Credit Suisse Securities (USA) LLC
Guggenheim Securities, LLC
Wells Fargo Securities, LLC

9 May 2016

Ernst & Young LLP 5 Times Square New York, New York 10036-6530	Tel: (212) 773-3000 www.ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

LEAF Commercial Capital, Inc.
2005 Market Street, 14th Floor
Philadelphia, Pennsylvania 19103

Credit Suisse Securities (USA) LLC
11 Madison Avenue
New York, New York 10010

Guggenheim Securities, LLC
330 Madison Avenue
New York, New York 10017

Wells Fargo Securities, LLC
550 South Tryon Street, 5th Floor
Charlotte, North Carolina 28202

Re:	LEAF Receivables Funding 11, LLC (the “Issuer”)
Equipment Contract Backed Notes, Series 2016-1 (the “Notes”)
Sample Receivables Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a pool of leases and commercial loan contracts (the “Receivables”) relating to the Issuer.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, LEAF Commercial Capital, Inc (the “Servicer”), on behalf of the Issuer, provided us with:
a.	An electronic data file labeled “2016-1 Data Tape & Cash Flows 3.2016 sent.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Servicer, on behalf of the Issuer, indicated contains information on certain leases and commercial loan contracts (the “Preliminary Receivables”) as of 31 March 2016 (the “Preliminary Cut-off Date”) that are expected to be representative of the Receivables,
b.	Imaged copies of:
i.	The lease agreement, finance agreement, rental agreement, complete customer care agreement, master agreement or correction notice (as applicable and collectively, the “Contract”),
ii.	The credit approval notice (the “Credit Approval Notice”),
iii.	Certain printed screen shots (the “System Screenshots,” together with the Contract and Credit Approval Notice, the “Source Documents”)
relating to the Sample Receivables (as defined in Attachment A),
c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which are listed on Exhibit 2 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing certain information that is further described in Attachment A.  The Issuer is responsible for the Preliminary Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Servicer, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by or on behalf of the Issuer that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 May 2016

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 25 Preliminary Receivables from the Preliminary Data File (the “Sample Receivables”). The Sample Receivables are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Receivables they instructed us to select from the Preliminary Data File.

2.	For each Sample Receivable, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on the Source Documents, subject to the instructions provided by the Servicer, on behalf of the Issuer, that are stated in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Receivables

Sample Receivable Number	Contract Number

1	XXX-XXXX056-002
2	XXX-XXXX557-002
3	XXX-XXXX147-002
4	XXX-XXXX767-051
5	XXX-XXXX697-001
6	XXX-XXXX187-001
7	XXX-XXXX567-001
8	XXX-XXXX777-001
9	XXX-XXXX207-001
10	XXX-XXXX847-001
11	XXX-XXXX087-001
12	XXX-XXXX377-003
13	XXX-XXXX358-002
14	XXX-XXXX477-001
15	XXX-XXXX018-001
16	XXX-XXXX508-001
17	XXX-XXXX818-001
18	XXX-XXXX208-001
19	XXX-XXXX448-001
20	XXX-XXXX258-001
21	XXX-XXXX848-001
22	XXX-XXXX668-001
23	XXX-XXXX058-001
24	XXX-XXXX317-002
25	XXX-XXXX716-003

Note:

All contract numbers in this report only display the last 6 digits.

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Note(s)

Contract number	Contract	i.

Equipment state	System Screen Shots

Contract payment	Contract or Credit Approval Notice	ii., iii.

Original term	Contract or System Screen Shots	iv., v.

Equipment type	System Screen Shots

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the contract payment Sample Characteristic for each Sample Receivable (except for Sample Receivable numbers 8 and 23), the Servicer, on behalf of the Issuer, instructed us to use the Contract as the Source Document.

iii.	For the purpose of comparing the contract payment Sample Characteristic for Sample Receivable numbers 8 and 23, the Servicer, on behalf of the Issuer, instructed us to use the Credit Approval Notice as the Source Document.

iv.	For the purpose of comparing the original term Sample Characteristic for each Sample Receivable (except for Sample Receivable number 13), the Servicer, on behalf of the Issuer, instructed us to use the Contract as the Source Document.

v.	For the purpose of comparing the original term Sample Characteristic for Sample Receivable number 13, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.